VESSELS HELD UNDER CAPITAL LEASE - Additional Information (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) vessel	Jun. 30, 2015 USD ($)	Dec. 31, 2015 vessel	May 31, 2016 USD ($)
Capital Leased Assets [Line Items]
Put option on vessels					$ 9,500
Impairment loss on vessels owned and leased		$ 985	$ 140,962
Number of vessels under capital lease | vessel		2		2
Lease term		10 years
Subsequent Event
Capital Leased Assets [Line Items]
Proceeds from sale of vessel	$ 3,500
Minimum
Capital Leased Assets [Line Items]
Lease term		2 months
Maximum
Capital Leased Assets [Line Items]
Lease term		4 years